Employee Benefits Expenses (Including Directors' Emoluments) Directors' Emoluments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		$ 1,081	$ 1,060	$ 810
Key management personnel compensation, salaries		5,732	2,724	2,350
Key management personnel compensation, discretionary bonuses	[1]			1,502
Key management personnel compensation, pension costs		237	136	117
Key management personnel compensation, other benefits	[2]	2,183	2,832	618
Key management personnel compensation, total		9,233	6,752	5,397
Executive Directors [Member] | Wong Ying Wai [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries		3,000	2,724	2,350
Key management personnel compensation, discretionary bonuses	[1]			1,502
Key management personnel compensation, pension costs		150	136	117
Key management personnel compensation, other benefits	[2]	1,020	2,832	618
Key management personnel compensation, total		4,170	5,692	4,587
Executive Directors [Member] | Chum Kwan Lock, Grant
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries	[3]	2,732
Key management personnel compensation, pension costs	[3]	87
Key management personnel compensation, other benefits	[2],[3]	1,163
Key management personnel compensation, total	[3]	3,982
Non-Executive Directors [Member] | Charles Daniel Forman [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		200	200	150
Key management personnel compensation, total		200	200	150
Independent Non-Executive Directors [Member] | Chiang Yun [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		221	200	150
Key management personnel compensation, total		221	200	150
Independent Non-Executive Directors [Member] | Victor Patrick Hoog Antink [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		230	230	180
Key management personnel compensation, total		230	230	180
Independent Non-Executive Directors [Member] | Steven Zygmunt Strasser [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		230	230	180
Key management personnel compensation, total		230	230	180
Independent Non-Executive Directors [Member] | Kenneth Patrick Chung [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		200	200	150
Key management personnel compensation, total		$ 200	$ 200	$ 150

[1]	The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
[2]	Other benefits mainly include share options and restricted share units under the Equity Award Plan, accommodation, meals, home visit travel costs and medical insurance. The value of share options and restricted share units granted to the Directors represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
[3]	Chum Kwan Lock, Grant was appointed as the Executive Director of the Company with effect from January 7, 2021.